Share-Based Compensation - Range of Exercise Prices and Weighted Average Remaining Contractual Life - Elan (Detail) (Stock Compensation Plan [Member], Elan [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2012
$4.92 - $9.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 4.92
Range of Exercise Prices, Maximum	$ 9.26
Options Outstanding and Exercisable	418
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (years)	7 years 6 months
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 6.80
$10.77 - $25.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 10.77
Range of Exercise Prices, Maximum	$ 25.95
Options Outstanding and Exercisable	587
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (years)	6 years 4 months 24 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 14.28
$4.92 - $25.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 4.92
Range of Exercise Prices, Maximum	$ 25.95
Options Outstanding and Exercisable	1,005
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (years)	6 years 9 months 18 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 11.17